CAPITAL STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Equity {1}
Stockholders' Equity Note Disclosure [Text Block]	3. CAPITAL STOCK During the six months ended June 30, 2011, the Company issued 16,525,000 shares of common stock at a price of $0.002 per share for subscription payables.
3.     CAPITAL STOCK

During the year ended December 31, 2010, the Company issued no shares of common stock. As of July, 2009, the founder of the Company approved a one hundred two thousand-for-one stock split of the Company’s issued and outstanding common stock. In accordance with SAB TOPIC 4C, the Company has reported the effects of this stock split retrospectively to the earliest period presented in these financial statements. As of December 31, 2010 there were 510,000,000 shares of common stock issued and outstanding.